Segmented Information and Other Additional Disclosures (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Operating Segments Abstract
Information about major customers	During the year ended March 31, 2020, the Company was economically dependent on four (2019 - one, 2018 - two) customers who accounted for more than 10% of revenue from continuing operations
Percentage of revenue	86.00%	80.00%	100.00%
Vehicle sales revenue from government grants	$ 4,197,850	$ 622,420
Wages and salaries	$ 3,262,331	$ 1,909,196	$ 1,271,673